Property and Equipment (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Beginning balance	$ 322,049	$ 100,592
Addition	547,698	221,457
Ending balance	869,747	322,049
Computer Software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	101,129	56,763
Addition	64,266	44,366
Ending balance	165,395	101,129
Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	9,371	6,218
Addition	6,366	3,153
Ending balance	15,737	9,371
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	91,360	37,611
Addition	55,082	53,749
Ending balance	146,442	91,360
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	92,701
Addition	370,806	92,701
Ending balance	463,507	92,701
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	21,980
Addition	33,305	21,980
Ending balance	55,285	21,980
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	5,508
Addition	17,873	5,508
Ending balance	$ 23,381	$ 5,508